Financial assets (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Schedule of components of financial assets

	Millions of euros
	06-30-2019
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost

Derivatives	57,798	—	—	—	—
Equity instruments	11,133	3,367	—	2,789	—
Debt instruments	33,343	1,628	3,496	111,891	39,382
Loans and advances	300	398	69,924	3,382	941,664
Central Banks	—	—	7,105	—	19,450
Credit institutions	—	—	39,810	—	41,068
Customers	300	398	23,009	3,382	881,146
Total	102,574	5,393	73,420	118,062	981,046

	Millions of euros
	12-31-2018
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost

Derivatives	55,939	—	—	—	—
Equity instruments	8,938	3,260	—	2,671	—
Debt instruments	27,800	5,587	3,222	116,819	37,696
Loans and advances	202	1,883	54,238	1,601	908,403
Central Banks	—	—	9,226	—	15,601
Credit institutions	—	2	23,097	—	35,480
Customers	202	1,881	21,915	1,601	857,322
Total	92,879	10,730	57,460	121,091	946,099

Disclosure of financial assets that are either past due or impaired [text block]

	Millions of euros
	06-30-2019	06-30-2018

Balance as at beginning of period	35,091	37,275
Net additions	4,581	5,070
Written-off assets	(6,246)	(6,140)
Exchange differences and other	343	(267)
Balance as at end of period	33,769	35,938

Schedule of guarantees received for financial assets

	Millions of euros
	06-30-2019	12-31-2018

Real guarantees value	509,859	460,674
Of which: non-performing risks	12,080	13,566
Other guarantees value	29,298	36,727
Of which: non-performing risks	558	1,131
Total value of the guarantees received	539,157	497,401

Schedule of financial assets measured at other than fair value

	Millions of euros			Millions of euros
	06-30-2019			12-31-2018
	Carrying amount	Fair value		Carrying amount	Fair value
Financial assets at amortised cost			Financial assets at amortised cost
Loans and advances	941,664	952,624	Loans and advances	908,403	914,013
Central banks	19,450	19,450	Central banks	15,601	15,610
Loans and advances to credit institutions	41,068	41,309	Loans and advances to credit institutions	35,480	35,833
Loans and advances to customers	881,146	891,865	Loans and advances to customers	857,322	862,570
Debt instruments	39,382	40,058	Debt instruments	37,696	38,095
ASSETS	981,046	992,682	ASSETS	946,099	952,108

Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]

	Millions of euros
	06-30-2019	06-30-2018 (*)
Balance as at beginning of period	23,945	26,656
Impairment losses charged to income for the period	5,199	5,174
Of which:
Impairment losses charged to income	9,697	9,042
Impairment losses reversed with a credit to income	(4,498)	(3,868)
Write-off of impaired balances against recorded impairment allowance	(6,246)	(6,140)
Exchange differences and other	434	(749)
Balance as at end of period	23,332	24,941
Of which, relating to:
Impaired assets	15,110	16,131
Other assets	8,222	8,810
Of which:
Individually calculated	4,983	6,146
Collectively calculated	18,349	18,795

(*)  See reconciliation of IAS 39 December 31, 2017 to IFRS 9 January 1, 2018 (Note 1.b of the 2018 Consolidated Annual Accounts).

Financial assets at amortised cost, category | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]

	Millions of euros
	Stage 1	Stage 2	Stage 3	Total
Loss allowance as at beginning of period	3,658	4,743	14,906	23,307
Transfers between stages	(442)	(246)	3,160	2,472
Net exposure changes and modifications in the credit risk	673	(336)	2,419	2,756
Write-offs	—	—	(6,246)	(6,246)
Exchange differences and other	(54)	198	290	434
Carrying amount as of June 30, 2019	3,835	4,359	14,529	22,723

Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disclosure of concentrations

	Millions of euros
	06-30-2019				12-31-2018
	Impairment value correction				Impairment value correction
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Financial assets at fair value through other comprehensive income	115,278	6	—	115,284	118,422	6	—	118,428
Debt instruments	111,899	—	—	111,899	116,825	—	—	116,825
Loans and advances	3,379	6	—	3,385	1,597	6	—	1,603
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—
Customers	3,379	6	—	3,385	1,597	6	—	1,603
Financial assets at amortised cost	919,584	51,025	33,146	1,003,755	882,661	52,295	34,333	969,289
Debt instruments	39,129	114	736	39,979	37,339	117	870	38,326
Loans and advances	880,455	50,911	32,410	963,776	845,322	52,178	33,463	930,963
Central Banks	19,450	—	—	19,450	15,601	—	—	15,601
Credit institutions	41,081	—	1	41,082	35,489	1	2	35,492
Customers	819,924	50,911	32,409	903,244	794,232	52,177	33,461	879,870
Total	1,034,862	51,031	33,146	1,119,039	1,001,083	52,301	34,333	1,087,717